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                      THE ZWEIG TOTAL RETURN FUND, INC.
                               900 THIRD AVENUE
                           NEW YORK, NEW YORK 10022
                                (212) 451-1100



                                                                 April 20, 1998



VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


             Re:  The Zweig Total Return Fund, Inc.
                  Securities Act File No. 333-47371
                  Investment Company Act File No. 811-5620
                  Rule 497(j) Certification
                  ----------------------------------------



Dear Commissioners:

        In lieu of filing with the Commission its definitive Prospectus and Statement of Additional Information dated April 14, 1998, as otherwise required by Rule 497(c) under the Securities Act of 1933, The Zweig Total Return Fund, Inc. hereby certifies that:

        (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Pre-Effective Amendment No. 2 to its registration statement on Form N-2 ("Amendment No. 2") as filed with the Commission on April 14, 1998; and

        (2) the text of Amendment No. 2 has been filed with the Commission electronically.




                                                         Sincerely,


                                                         /s/ Jeffrey Lazar
                                                         Jeffrey Lazar
                                                         Vice President